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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

CMG Ultra Short Term Bond Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 51.0%
Automotive 3.7%
American Honda Finance Corp. Senior Unsecured (a)
10/07/16	0.732%	$12,200,000	$12,284,253
Daimler Finance North America LLC Senior Unsecured (a)(b)
08/01/17	0.572%	7,500,000	7,489,823
Ford Motor Credit Co. LLC
Senior Unsecured
09/15/15	5.625%	5,000,000	5,203,675
01/15/16	2.500%	5,000,000	5,084,880
PACCAR Financial Corp. Senior Unsecured
06/05/15	1.050%	4,000,000	4,014,540
Toyota Motor Credit Corp.
Senior Unsecured
07/17/15	0.875%	10,000,000	10,038,750
Toyota Motor Credit Corp. (a)
Senior Unsecured
09/23/16	0.333%	5,000,000	4,994,360
Volkswagen International Finance NV Senior Unsecured (a)(b)
11/18/16	0.671%	15,000,000	15,070,927
Total			64,181,208
Banking 14.0%
American Express Credit Corp. Senior Unsecured (a)
07/29/16	0.743%	10,000,000	10,043,770
Australia and New Zealand Banking Group Ltd. (a)(b)
Senior Unsecured
05/07/15	0.432%	7,500,000	7,504,259
01/10/17	0.609%	10,000,000	10,006,534
BB&T Corp. Senior Unsecured
12/01/16	1.050%	9,000,000	9,005,256
Bank of America Corp. Senior Unsecured
01/11/16	1.250%	10,000,000	10,045,170
Bank of Montreal Senior Unsecured (a)
07/15/16	0.751%	12,500,000	12,570,537
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.461%	15,000,000	15,033,000
Bank of Nova Scotia (The)
Senior Unsecured
10/09/15	0.750%	5,000,000	5,018,600
Bank of Nova Scotia (The) (a)
Senior Unsecured
01/14/15	0.480%	3,000,000	3,001,884
Bear Stearns Companies LLC (The) Senior Unsecured
11/15/14	5.700%	5,000,000	5,010,576

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Canadian Imperial Bank of Commerce Senior Unsecured
07/18/16	1.350%	$7,500,000	$7,567,658
Capital One Financial Corp.
Senior Unsecured
06/01/15	5.500%	10,000,000	10,275,320
07/15/16	3.150%	2,500,000	2,588,980
Citigroup, Inc. Senior Unsecured
04/01/16	1.300%	10,000,000	10,045,200
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	10,000,000	10,335,950
Goldman Sachs Group, Inc. (The)
Senior Unsecured
08/01/15	3.700%	5,000,000	5,111,430
Goldman Sachs Group, Inc. (The) (a)
Senior Unsecured
03/22/16	0.683%	10,000,000	9,989,700
JPMorgan Chase & Co. Senior Unsecured (a)
04/23/15	0.681%	10,000,000	10,016,420
Morgan Stanley Senior Unsecured
01/26/15	4.100%	11,500,000	11,592,759
National Bank of Canada
Senior Unsecured
06/26/15	1.500%	5,000,000	5,032,401
National Bank of Canada (a)
Senior Unsecured
11/06/15	0.372%	10,000,000	9,997,952
PNC Funding Corp. Senior Unsecured
02/08/15	3.625%	10,000,000	10,084,310
Royal Bank of Canada Senior Unsecured (a)
12/16/15	0.455%	15,000,000	15,023,475
Toronto-Dominion Bank (The) (a)
Senior Unsecured
07/13/16	0.400%	10,000,000	9,999,960
09/09/16	0.692%	7,500,000	7,537,388
U.S. Bancorp Senior Unsecured
07/27/15	2.450%	5,000,000	5,074,141
Wells Fargo & Co. Senior Unsecured (a)
06/15/16	3.676%	5,000,000	5,226,020
Wells Fargo Bank NA Senior Unsecured
07/20/15	0.750%	10,000,000	10,030,530
Total			242,769,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 1.5%
DIRECTV Holdings LLC/Financing Co., Inc. Senior Unsecured
02/15/16	3.125%	$10,000,000	$10,274,820
NBC Universal Media LLC Senior Unsecured
04/30/15	3.650%	10,000,000	10,157,410
NBCUniversal Enterprise, Inc. Senior Unsecured (a)(b)
04/15/16	0.768%	5,625,000	5,648,517
Total			26,080,747
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
Senior Unsecured
05/29/15	1.100%	3,000,000	3,013,317
Caterpillar Financial Services Corp. (a)
Senior Unsecured
02/26/16	0.475%	4,990,000	4,999,301
John Deere Capital Corp. Senior Unsecured
12/15/16	1.050%	10,000,000	10,029,130
Total			18,041,748
Electric 3.2%
CMS Energy Corp. Senior Unsecured
09/30/15	4.250%	3,690,000	3,806,420
Constellation Energy Group, Inc. Senior Unsecured
06/15/15	4.550%	6,372,000	6,515,752
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	3,780,000	4,089,979
Duke Energy Indiana, Inc. 1st Mortgage (a)
07/11/16	0.579%	3,500,000	3,506,108
Duke Energy Progress, Inc. 1st Mortgage (a)
03/06/17	0.433%	6,250,000	6,258,762
Georgia Power Co. Senior Unsecured
08/10/15	0.750%	7,155,000	7,159,243
NSTAR Electric Co. Senior Unsecured (a)
05/17/16	0.471%	6,975,000	6,969,762
National Rural Utilities Cooperative Finance Corp. Senior Unsecured (a)
11/23/16	0.535%	10,000,000	10,026,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Southern Co. (The) Senior Unsecured
09/15/15	2.375%	$6,531,000	$6,630,663
Total			54,963,199
Finance Companies 0.6%
General Electric Capital Corp. Senior Unsecured
01/08/16	1.000%	10,000,000	10,050,830

Food and Beverage 2.6%
Anheuser-Busch InBev Finance, Inc.
Senior Unsecured
01/27/17	1.125%	10,000,000	10,034,780
Anheuser-Busch InBev Finance, Inc. (a)
Senior Unsecured
01/27/17	0.424%	5,000,000	4,994,555
ConAgra Foods, Inc. Senior Unsecured (a)
07/21/16	0.601%	5,000,000	4,997,425
FBG Finance Pty Ltd. Senior Unsecured (b)
06/01/16	7.875%	8,750,000	9,661,899
General Mills, Inc. Senior Unsecured (a)
01/29/16	0.533%	2,625,000	2,627,580
PepsiCo, Inc.
Senior Unsecured
08/13/15	0.700%	7,000,000	7,017,507
PepsiCo, Inc. (a)
Senior Unsecured
02/26/16	0.445%	3,275,000	3,276,336
SABMiller Holdings, Inc. Senior Unsecured (b)
01/15/15	1.850%	3,220,000	3,227,857
Total			45,837,939
Health Care 1.5%
AmerisourceBergen Corp. Senior Unsecured
05/15/17	1.150%	7,500,000	7,467,765
Express Scripts Holding Co. Senior Unsecured
11/21/14	2.750%	8,000,000	8,010,094
McKesson Corp.
Senior Unsecured
03/10/17	1.292%	5,000,000	4,989,655
McKesson Corp. (a)
Senior Unsecured
09/10/15	0.634%	5,000,000	5,006,375
Total			25,473,889

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.5%
WellPoint, Inc. Senior Unsecured
09/10/15	1.250%	$8,475,000	$8,522,884
Independent Energy 1.4%
Canadian Natural Resources Ltd.
Senior Unsecured
11/14/14	1.450%	6,231,000	6,233,496
Canadian Natural Resources Ltd. (a)
Senior Unsecured
03/30/16	0.608%	5,000,000	5,003,165
Devon Energy Corp. Senior Unsecured (a)
12/15/15	0.684%	7,500,000	7,524,172
Occidental Petroleum Corp. Senior Unsecured
02/01/16	2.500%	5,080,000	5,192,238
Total			23,953,071
Integrated Energy 1.6%
BP Capital Markets PLC
Senior Unsecured
03/10/15	3.875%	5,065,000	5,128,039
03/11/16	3.200%	7,500,000	7,743,705
Shell International Finance BV Senior Unsecured
11/15/16	0.900%	7,500,000	7,537,194
Total Capital International SA Senior Unsecured
01/10/17	1.000%	7,500,000	7,488,195
Total			27,897,133
Life Insurance 2.4%
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/15	4.000%	4,000,000	4,054,384
Metropolitan Life Global Funding I (a)(b)
Secured
07/15/16	0.761%	7,500,000	7,557,577
04/10/17	0.609%	7,500,000	7,533,024
New York Life Global Funding Secured (a)(b)
09/06/16	0.335%	15,000,000	15,000,033
Prudential Financial, Inc. Senior Unsecured
09/17/15	4.750%	7,000,000	7,241,353
Total			41,386,371
Media and Entertainment 0.4%
Thomson Reuters Corp. Senior Unsecured
05/23/16	0.875%	6,405,000	6,407,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Metals 0.8%
Rio Tinto Finance USA PLC
Senior Unsecured
03/20/15	1.125%	$7,500,000	$7,519,133
06/17/16	1.375%	6,000,000	6,045,114
Total			13,564,247
Midstream 2.3%
Dominion Gas Holdings LLC Senior Unsecured
11/01/16	1.050%	10,000,000	9,999,950
Enterprise Products Operating LLC Senior Unsecured
03/01/15	5.000%	3,435,000	3,484,083
Kinder Morgan Energy Partners LP Senior Unsecured
11/15/14	5.125%	5,000,000	5,008,868
TransCanada PipeLines Ltd.
Senior Unsecured
03/02/15	0.875%	3,650,000	3,655,205
01/15/16	0.750%	7,500,000	7,507,537
Williams Partners LP Senior Unsecured
02/15/15	3.800%	9,840,000	9,921,141
Total			39,576,784
Natural Gas 0.5%
Sempra Energy Senior Unsecured
06/01/16	6.500%	8,640,000	9,394,263
Office REIT 0.4%
Boston Properties LP Senior Unsecured
04/15/15	5.625%	7,100,000	7,257,918
Oil Field Services 0.9%
Halliburton Co. Senior Unsecured
08/01/16	1.000%	7,500,000	7,534,230
Noble Holding International Ltd. Senior Unsecured
03/01/16	3.050%	8,425,000	8,596,870
Total			16,131,100
Pharmaceuticals 1.7%
AbbVie, Inc. Senior Unsecured
11/06/15	1.200%	7,000,000	7,039,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Amgen, Inc. Senior Unsecured
11/15/16	2.500%	$7,500,000	$7,707,645
Bayer US Finance LLC Senior Unsecured (a)(b)
10/07/16	0.481%	3,000,000	3,002,286
GlaxoSmithKline Capital, Inc. Senior Unsecured
03/18/16	0.700%	5,000,000	5,010,195
Roche Holdings, Inc. Senior Unsecured (b)
09/29/17	1.350%	7,500,000	7,503,495
Total			30,263,171
Property & Casualty 1.7%
Berkshire Hathaway Finance Corp. (a)
Senior Unsecured
01/10/17	0.379%	10,000,000	10,010,966
08/14/17	0.358%	7,500,000	7,488,467
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	1,547,000	1,628,734
Travelers Companies, Inc. (The) Senior Unsecured
06/20/16	6.250%	10,000,000	10,865,880
Total			29,994,047
Railroads 0.4%
Canadian National Railway Co. Senior Unsecured (a)
11/06/15	0.432%	6,820,000	6,823,417
Retail REIT 1.0%
Kimco Realty Corporation Senior Unsecured
03/15/16	5.783%	7,500,000	7,982,107
Simon Property Group LP Senior Unsecured
06/15/15	5.100%	10,000,000	10,264,040
Total			18,246,147
Retailers 0.7%
CVS Health Corp. Senior Unsecured
12/05/16	1.200%	5,000,000	5,008,690
Wal-Mart Stores, Inc. Senior Unsecured
04/21/17	1.000%	7,500,000	7,495,733
Total			12,504,423

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supranational 1.2%
Inter-American Development Bank Senior Unsecured (a)
02/11/16	0.193%	$20,000,000	$20,000,940
Technology 2.3%
Apple, Inc.
Senior Unsecured
05/03/16	0.450%	5,000,000	4,997,380
05/05/17	1.050%	7,500,000	7,499,362
Cisco Systems, Inc.
Senior Unsecured
03/03/17	1.100%	5,000,000	5,009,010
Cisco Systems, Inc. (a)
Senior Unsecured
03/03/17	0.514%	5,000,000	5,005,775
International Business Machines Corp. Senior Unsecured
05/06/16	0.450%	5,000,000	4,992,510
Oracle Corp. Senior Unsecured (a)
07/07/17	0.432%	12,500,000	12,499,950
Total			40,003,987
Tobacco 0.4%
Altria Group, Inc. Senior Unsecured
09/11/15	4.125%	6,000,000	6,177,696
Transportation Services 0.3%
ERAC U.S.A. Finance LLC Senior Unsecured (b)
05/01/15	5.600%	5,000,000	5,114,795
Wirelines 2.0%
AT&T, Inc. Senior Unsecured (a)
02/12/16	0.620%	10,625,000	10,647,312
Telefonica Emisiones SAU Senior Unsecured
01/15/15	4.949%	11,352,000	11,444,371
Verizon Communications, Inc.
Senior Unsecured
06/09/17	1.350%	5,000,000	4,990,660
Verizon Communications, Inc. (a)
Senior Unsecured
06/09/17	0.632%	7,500,000	7,501,913
Total			34,584,256
Total Corporate Bonds & Notes (Cost: $884,130,936)			$885,203,311

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 0.1%
Federal Home Loan Mortgage Corp. (a)(c)
02/01/36	2.380%	$232,427	$249,359
Federal National Mortgage Association (a)(c)
03/01/34	2.755%	149,273	150,031
Federal National Mortgage Association (c)
CMO Series 2011-18 Class EM
06/25/37	4.000%	1,415,992	1,438,978
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,842,222)			$1,838,368

Residential Mortgage-Backed Securities - Non-Agency —%
Credit Suisse Mortgage Capital Certificates CMO Series 2010-1R Class 21A1 (a)(b)(c)
01/27/36	2.596%	304,751	303,242
JPMorgan Resecuritization Trust CMO Series 2010-1 Class 1A1 (b)(c)
02/26/37	6.000%	115,382	115,710
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(c)
05/26/47	0.282%	421,929	420,905

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $840,529)			$839,857

Commercial Mortgage-Backed Securities - Agency 0.1%
Government National Mortgage Association Series 2010-141 Class A (c)
08/16/31	1.864%	1,188,116	1,191,920

Total Commercial Mortgage-Backed Securities - Agency (Cost: $1,203,142)			$1,191,920

Commercial Mortgage-Backed Securities - Non-Agency 10.8%
Banc of America Commercial Mortgage Trust (a)(c)
Series 2006-1 Class A1A
09/10/45	5.378%	9,333,040	9,737,599
Series 2006-1 Class A4
09/10/45	5.372%	14,270,000	14,778,578
Banc of America Merrill Lynch Commercial Mortgage, Inc. (a)(c)
Series 2005-1 Class A5
11/10/42	5.258%	5,810,998	5,823,707
Series 2005-4 Class A5B
07/10/45	4.997%	9,100,000	9,329,739
Series 2005-6 Class A4
09/10/47	5.176%	14,833,153	15,220,432
Bear Stearns Commercial Mortgage Securities Trust (a)(c)
Series 2005-T18 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/13/42	4.933%	$7,642,832	$7,669,880
Bear Stearns Commercial Mortgage Securities Trust (c)
Series 2005-PWR8 Class A4
06/11/41	4.674%	8,244,164	8,337,414
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A1A (a)(c)
11/10/45	5.233%	15,338,250	15,913,082
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (c)
07/10/39	4.751%	13,856,857	13,943,157
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 (a)(c)
08/10/42	4.799%	1,346,844	1,346,148
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-CB11 Class A4
08/12/37	5.335%	12,491,893	12,543,647
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-CB12 Class A4
09/12/37	4.895%	9,520,000	9,659,992
LB-UBS Commercial Mortgage Trust (a)(c)
Series 2005-C7 Class A4
11/15/30	5.197%	7,300,509	7,422,647
LB-UBS Commercial Mortgage Trust (c)
Series 2004-C1 Class A4
01/15/31	4.568%	1,204,362	1,223,004
Series 2005-C3 Class A5
07/15/30	4.739%	9,473,828	9,563,195
Series 2006-C1 Class A4
02/15/31	5.156%	11,098,836	11,458,116
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 (a)(c)
11/12/37	5.286%	11,718,028	12,002,342
Morgan Stanley Capital I Trust Series 2006-T21 Class A4 (a)(c)
10/12/52	5.162%	6,738,000	6,951,190
Wachovia Bank Commercial Mortgage Trust (a)(c)
Series 2005-C17 Class A4
03/15/42	5.083%	8,134,501	8,168,877
Series 2006-C24 Class A1A
03/15/45	5.557%	6,351,172	6,683,713

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $193,552,909)			$187,776,459

Asset-Backed Securities - Non-Agency 18.3%
ARI Fleet Lease Trust (b)
Series 2013-A Class A2
12/15/15	0.700%	3,498,205	3,499,728
Series 2014-A Class A2
11/15/22	0.810%	3,825,000	3,823,672
Ally Auto Receivables Trust Series 2014-2 Class A2
07/17/17	0.680%	10,000,000	10,004,900
Ally Master Owner Trust (a)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-1 Class A1
02/15/18	0.603%	$7,500,000	$7,511,369
Series 2013-3 Class A
09/15/18	0.673%	5,000,000	5,016,778
AmeriCredit Automobile Receivables Trust
Series 2013-2 Class A2
11/08/16	0.530%	2,033,321	2,033,589
Series 2014-2 Class A2A
10/10/17	0.540%	6,850,000	6,847,854
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	1,571,151	1,575,930
Series 2013-2 Class A
02/15/17	1.320%	1,480,719	1,482,806
Series 2014-1 Class A
03/12/18	1.140%	2,040,156	2,041,859
Series 2014-3 Class A
08/10/18	0.990%	5,018,603	5,016,326
CNH Equipment Trust Series 2014-A Class A2
06/15/17	0.490%	5,000,000	4,998,723
Cabela’s Master Credit Card Trust Series 2010-1A Class A2 (a)(b)
01/16/18	1.603%	7,530,000	7,548,125
California Republic Auto Receivables Trust Series 2014-3 Class A2
06/15/17	0.630%	4,650,000	4,650,439
Capital Auto Receivables Asset Trust Series 2014-3 Class A1 (a)
02/21/17	0.477%	7,000,000	6,988,871
Chesapeake Funding LLC (a)(b)
Series 2012-1A Class A
11/07/23	0.903%	2,038,594	2,043,649
Series 2014-1A Class A
03/07/26	0.573%	8,500,000	8,500,000
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A2 (b)
09/15/17	0.690%	10,000,000	10,003,531
DT Auto Owner Trust Series 2014-1A Class A (b)
07/17/17	0.660%	2,803,966	2,804,138
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A2
09/20/19	0.870%	6,000,000	6,001,086
Series 2014-2 Class A2
03/20/20	1.050%	5,450,000	5,449,511
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	1,216,577	1,214,245
Series 2014-3A Class A
01/15/19	1.320%	7,500,000	7,488,281
Ford Credit Auto Owner Trust
Series 2014-A Class A2
11/15/16	0.480%	4,970,975	4,972,523
Series 2014-B Class A2
03/15/17	0.470%	8,500,000	8,501,651
Ford Credit Floorplan Master Owner Trust (a)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-5 Class A2
09/15/18	0.623%	$8,000,000	$8,033,111
Ford Credit Floorplan Master Owner Trust (b)
Series 2010-3 Class A1
02/15/17	4.200%	15,225,000	15,391,150
GE Capital Credit Card Master Note Trust Series 2012-4 Class A (a)
06/15/18	0.453%	5,000,000	4,999,370
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.537%	12,500,000	12,499,769
GE Equipment Midticket LLC Series 2013-1 Class A2
03/22/16	0.640%	1,572,811	1,572,815
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	5,000,000	5,000,900
GE Equipment Transportation LLC
Series 2013-1 Class A2
11/24/15	0.500%	852,611	852,512
Series 2013-2 Class A2
06/24/16	0.610%	4,443,788	4,443,185
Series 2014-1 Class A2
12/23/16	0.550%	3,225,000	3,225,028
GreatAmerica Leasing Receivables Funding LLC (b)
Series 2013-1 Class A2
05/15/15	0.610%	228,655	228,678
Series 2014-1 Class A2
05/15/16	0.610%	9,500,000	9,500,260
Hertz Fleet Lease Funding LP Series 2014-1 Class A (a)(b)
04/10/28	0.552%	8,000,000	8,000,000
Honda Auto Receivables Owner Trust Series 2013-3 Class A3
01/15/16	0.540%	4,617,918	4,619,524
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2 (b)
02/15/17	0.610%	7,500,000	7,502,591
John Deere Owner Trust Series 2013-A Class A2
09/15/15	0.410%	345,633	345,634
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 (b)
02/16/16	0.660%	2,239,733	2,240,115
MMAF Equipment Finance LLC Series 2013-AA Class A2 (b)
05/09/16	0.690%	5,043,769	5,046,047
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	8,565,000	8,551,707
Mercedes-Benz Master Owner Trust Series 2012-BA Class A (a)(b)
11/15/16	0.423%	6,015,000	6,015,090

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	$1,675,426	$1,678,442
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	2,085,289	2,085,550
Nissan Auto Lease Trust Series 2013-B Class A2A
01/15/16	0.570%	7,424,152	7,426,798
Prestige Auto Receivables Trust (b)
Series 2013-1A Class A2
02/15/18	1.090%	1,990,631	1,993,203
Series 2014-1A Class A2
03/15/18	0.970%	1,805,572	1,805,072
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.153%	919,501	924,305
Series 2011-B Class A1
12/16/24	1.003%	1,973,045	1,980,293
Series 2012-B Class A1
12/15/21	1.253%	592,234	594,633
Series 2013-A Class A1
08/15/22	0.753%	2,974,105	2,976,632
SLM Student Loan Trust (a)
Series 2006-1 Class A4
07/25/19	0.324%	9,626,675	9,606,845
Series 2012-7 Class A1
02/27/17	0.312%	1,258,296	1,258,064
Series 2013-1 Class A1
02/27/17	0.302%	1,099,532	1,099,377
SMART Trust Series 2012-4US Class A3B (a)
03/14/17	0.703%	3,526,230	3,527,367
Santander Drive Auto Receivables Trust
Series 2013-4 Class A2
09/15/16	0.890%	592,588	592,726
Series 2014-1 Class A2A
06/15/17	0.660%	7,468,616	7,471,305
Series 2014-3 Class A2A
08/15/17	0.540%	3,400,000	3,399,644
Silverleaf Finance VII LLC Series 2010-A Class A (b)
07/15/22	5.360%	423,896	436,119
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	7,500,000	7,500,125
Volkswagen Auto Lease Trust Series 2013-A Class A2A
12/21/15	0.630%	2,623,373	2,624,968
Volvo Financial Equipment LLC (b)
Series 2013-1A Class A2
11/16/15	0.530%	1,800,258	1,800,401
Series 2014-1A Class A2
11/15/16	0.540%	6,000,000	6,002,242

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	$5,000,000	$4,999,030
World Omni Master Owner Trust Series 2013-1 Class A (a)(b)
02/15/18	0.503%	8,070,000	8,073,137

Total Asset-Backed Securities - Non-Agency (Cost: $318,255,768)			$317,943,348

U.S. Treasury Obligations 7.3%
U.S. Treasury
01/31/15	0.250%	30,000,000	30,011,730
03/15/15	0.375%	27,000,000	27,027,432
04/30/15	0.125%	15,000,000	15,001,170
05/31/15	0.250%	10,000,000	10,009,375
03/31/16	0.375%	24,500,000	24,530,625
06/15/16	0.500%	15,000,000	15,035,625
06/15/17	0.875%	5,000,000	5,010,937

Total U.S. Treasury Obligations (Cost: $126,331,368)			$126,626,894

U.S. Government & Agency Obligations 7.6%
Federal Farm Credit Banks (a)
03/24/15	0.240%	15,000,000	15,006,510
10/26/15	0.182%	20,000,000	20,016,340
10/26/15	0.202%	35,000,000	35,035,420
02/24/16	0.203%	35,000,000	35,037,905
Federal National Mortgage Association
10/26/15	1.625%	10,000,000	10,138,330
Federal National Mortgage Association (a)
01/20/15	0.167%	10,000,000	10,001,890
08/26/16	0.172%	6,000,000	6,003,660

Total U.S. Government & Agency Obligations (Cost: $131,101,010)			$131,240,055

Foreign Government Obligations 0.6%
Canada 0.6%
Province of Nova Scotia Senior Unsecured
07/21/15	2.375%	10,000,000	10,154,160

Total Foreign Government Obligations (Cost: $10,134,178)			$10,154,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%
California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (a)
07/01/41	0.657%	$5,000,000	$5,010,150

Florida 0.3%
Citizens Property Insurance Corp. Revenue Bonds Personal & Commercial Lines Series 2012 (a)
06/01/15	1.300%	5,000,000	5,026,100

Louisiana 0.1%
City of Baton Rouge/Parish of East Baton Rouge Refunding Revenue Bonds Taxable Series 2012
01/15/15	1.239%	1,000,000	1,001,970

Total Municipal Bonds (Cost: $11,000,000)			$11,038,220

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.092% (d)(e)	58,592,711	$58,592,711

Total Money Market Funds (Cost: $58,592,711)		$58,592,711
Total Investments
(Cost: $1,736,984,773) (f)		$1,732,445,303(g)
Other Assets & Liabilities, Net		2,675,931
Net Assets		$1,735,121,234

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $283,979,492 or 16.37% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,657,409	179,652,488	(223,717,186)	58,592,711	17,375	58,592,711

(f)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $ 1,736,985,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,127,000
Unrealized Depreciation	(6,667,000)
Net Unrealized Depreciation	$(4,540,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	885,203,311	—	885,203,311
Residential Mortgage-Backed Securities - Agency	—	1,838,368	—	1,838,368
Residential Mortgage-Backed Securities - Non-Agency	—	839,857	—	839,857
Commercial Mortgage-Backed Securities - Agency	—	1,191,920	—	1,191,920
Commercial Mortgage-Backed Securities - Non-Agency	—	187,776,459	—	187,776,459
Asset-Backed Securities - Non-Agency	—	316,264,906	1,678,442	317,943,348
U.S. Treasury Obligations	126,626,894	—	—	126,626,894
U.S. Government & Agency Obligations	—	131,240,055	—	131,240,055
Foreign Government Obligations	—	10,154,160	—	10,154,160
Municipal Bonds	—	11,038,220	—	11,038,220
Total Bonds	126,626,894	1,545,547,256	1,678,442	1,673,852,592
Mutual Funds
Money Market Funds	58,592,711	—	—	58,592,711
Total Mutual Funds	58,592,711	—	—	58,592,711
Total	185,219,605	1,545,547,256	1,678,442	1,732,445,303

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Global Inflation-Linked Bond Plus Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds(a) 93.8%
BRAZIL 1.7%
Brazil Notas do Tesouro Nacional Senior Unsecured
08/15/40	6.000%	BRL $	198,250	$80,728
FRANCE 8.5%
France Government Bond OAT
07/25/24	0.250%	EUR	227,896	297,129
France Government Bond OAT
07/25/18	0.250%	EUR	82,954	107,769
Total				404,898
GERMANY 3.4%
Bundesrepublik Deutschland Bundesobligation Inflation- Linked Bond
04/15/30	0.500%	EUR	45,338	62,194
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	75,323	96,726
Total				158,920
ITALY 10.0%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	160,112	208,137
09/15/35	2.350%	EUR	89,396	119,887
09/15/41	2.550%	EUR	48,749	64,566
Senior Unsecured
09/15/23	2.600%	EUR	56,917	80,082
Total				472,672
NEW ZEALAND 2.5%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD	102,625	77,693
New Zealand Government Bond Senior Unsecured
09/20/30	3.000%	NZD	50,850	41,259
Total				118,952
SPAIN 2.1%
Spain Government Inflation Linked Bond (b)
11/30/24	1.800%	EUR	74,882	101,761
SWEDEN 1.0%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	324,132	49,271

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM 24.3%
United Kingdom Gilt Inflation-Linked
07/17/24	2.500%	GBP $	62,501	$130,236
03/22/34	0.750%	GBP	154,914	305,765
03/22/44	0.125%	GBP	127,200	234,699
03/22/52	0.250%	GBP	47,773	95,333
03/22/62	0.375%	GBP	81,723	182,931
03/22/68	0.125%	GBP	10,291	21,439
Senior Unsecured
03/22/29	0.125%	GBP	102,821	178,267
Total				1,148,670

UNITED STATES 40.3%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%		26,939	27,240
04/15/17	0.125%		146,608	148,899
01/15/21	1.125%		434,924	459,253
01/15/24	0.625%		112,132	113,954
01/15/25	2.375%		44,164	52,373
01/15/26	2.000%		245,668	283,900
01/15/28	1.750%		158,949	180,556
04/15/28	3.625%		58,823	81,263
01/15/29	2.500%		127,402	158,525
04/15/32	3.375%		20,100	28,533
02/15/40	2.125%		181,576	230,687
02/15/44	1.375%		127,571	140,667
Total				1,905,850
Total Inflation-Indexed Bonds (Cost: $4,422,188)				$4,441,722

Foreign Government Obligations(a) 2.2%
PORTUGAL 2.2%
Portugal Obrigacoes do Tesouro OT Senior Unsecured (b)
04/15/21	3.850%	EUR	75,000	102,176
Total Foreign Government Obligations (Cost: $108,005)				$102,176

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.092% (c)(d)	92,022	$92,022
Total Money Market Funds (Cost: $92,022)		$92,022

Total Investments
(Cost: $4,622,215) (e)	$4,635,920	(f)
Other Assets & Liabilities, Net	98,563
Net Assets	$4,734,483

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at October 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	12/05/2014	902,000 EUR	1,142,058 USD	11,493	—
Citigroup Global Markets Inc.	11/25/2014	26,169 USD	30,000 AUD	193	—
Standard Chartered Bank	12/08/2014	712,000 GBP	1,138,645 USD	—	(133)
Standard Chartered Bank	12/08/2014	640,000 SEK	86,547 USD	46	—
UBS Securities	11/25/2014	150,000 NZD	118,689 USD	2,001	—
Total				13,733	(133)

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $15,608 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 3YR BOND	(2)	AUD	(193,270)	12/2014	—	(1,539)
EURO-BOBL	(2)	EUR	(320,932)	12/2014	—	(775)
EURO-BUND	(1)	EUR	(189,113)	12/2014	—	(2,694)
US 10YR NOTE	(2)	USD	(252,719)	12/2014	—	(2,051)
US 5YR NOTE	(3)	USD	(358,289)	12/2014	—	(1,514)
US LONG BOND	(2)	USD	(282,188)	12/2014	—	(4,191)
Total					—	(12,764)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $203,937 or 4.31% of net assets.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,057	409,714	(484,749)	92,022	26	92,022

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $4,622,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$109,000
Unrealized Depreciation	(95,000)
Net Unrealized Appreciation	$14,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar

SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	4,441,722	—	4,441,722
Foreign Government Obligations	—	102,176	—	102,176
Total Bonds	—	4,543,898	—	4,543,898
Mutual Funds
Money Market Funds	92,022	—	—	92,022
Total Mutual Funds	92,022	—	—	92,022
Investments in Securities	92,022	4,543,898	—	4,635,920
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	13,733	—	13,733
Liabilities
Forward Foreign Currency Exchange Contracts	—	(133)	—	(133)
Futures Contracts	(12,764)	—	—	(12,764)
Total	79,258	4,557,498	—	4,636,756

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Growth Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 15.7%
Auto Components 0.7%
Delphi Automotive PLC	309,700	$21,363,106
Hotels, Restaurants & Leisure 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	681,100	52,213,126
Internet & Catalog Retail 2.5%
Amazon.com, Inc. (a)	178,785	54,611,666
Priceline Group, Inc. (The) (a)	20,100	24,244,821
Total		78,856,487
Media 5.2%
Comcast Corp., Class A	834,200	46,172,970
DISH Network Corp., Class A (a)	660,200	42,021,730
Time Warner Cable, Inc.	280,400	41,277,684
Twenty-First Century Fox, Inc., Class A	1,014,900	34,993,752
Total		164,466,136
Specialty Retail 2.6%
Lowe’s Companies, Inc.	1,438,300	82,270,760
Textiles, Apparel & Luxury Goods 3.0%
Hanesbrands, Inc.	263,100	27,785,991
VF Corp.	1,011,200	68,438,016
Total		96,224,007
TOTAL CONSUMER DISCRETIONARY		495,393,622
CONSUMER STAPLES 8.6%
Beverages 3.1%
Anheuser-Busch InBev NV, ADR	329,400	36,556,812
Coca-Cola Enterprises, Inc.	681,500	29,543,025
Dr. Pepper Snapple Group, Inc.	468,400	32,436,700
Total		98,536,537
Food & Staples Retailing 2.3%
CVS Health Corp.	275,500	23,640,655
Kroger Co. (The)	841,600	46,885,536
Total		70,526,191
Food Products 3.2%
Hain Celestial Group, Inc. (The) (a)	208,067	22,523,253
Mead Johnson Nutrition Co.	596,800	59,268,208
WhiteWave Foods Co. (The), Class A (a)	533,800	19,873,374
Total		101,664,835
TOTAL CONSUMER STAPLES		270,727,563

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.3%
Energy Equipment & Services 3.2%
Halliburton Co.	536,600	$29,588,124
Schlumberger Ltd.	730,300	72,051,398
Total		101,639,522
Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	507,800	46,605,884
EOG Resources, Inc.	239,600	22,773,980
Kinder Morgan Management LLC (b)(c)	—	41
Kinder Morgan, Inc.	674,800	26,114,760
Total		95,494,665
TOTAL ENERGY		197,134,187
FINANCIALS 6.1%
Banks 1.5%
Fifth Third Bancorp	849,900	16,989,501
Wells Fargo & Co.	593,200	31,492,988
Total		48,482,489
Capital Markets 3.5%
BlackRock, Inc.	69,600	23,741,256
Goldman Sachs Group, Inc. (The)	129,800	24,660,702
Invesco Ltd.	969,400	39,231,618
TD Ameritrade Holding Corp.	703,200	23,725,968
Total		111,359,544
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	185,900	33,315,139
TOTAL FINANCIALS		193,157,172
HEALTH CARE 17.2%
Biotechnology 9.3%
Alkermes PLC (a)	434,000	21,938,700
Alnylam Pharmaceuticals, Inc. (a)	163,100	15,125,894
Biogen Idec, Inc. (a)	72,600	23,310,408
Celgene Corp. (a)	656,700	70,326,003
Clovis Oncology, Inc. (a)	202,110	12,057,882
Cubist Pharmaceuticals, Inc. (a)	415,600	30,043,724
Gilead Sciences, Inc. (a)	443,800	49,705,600
Incyte Corp. (a)	230,786	15,476,509
Pharmacyclics, Inc. (a)	144,295	18,855,028
Vertex Pharmaceuticals, Inc. (a)	325,400	36,653,056
Total		293,492,804
Health Care Equipment & Supplies 4.2%
Covidien PLC	591,400	54,669,016

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	516,000	$33,111,720
Zimmer Holdings, Inc.	391,800	43,583,832
Total		131,364,568
Health Care Providers & Services 1.8%
McKesson Corp.	276,600	56,263,206
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.	69,026	8,115,387
Pharmaceuticals 1.7%
Actavis PLC (a)	221,000	53,645,540
TOTAL HEALTH CARE		542,881,505
INDUSTRIALS 12.8%
Aerospace & Defense 4.1%
Honeywell International, Inc.	831,700	79,943,004
Raytheon Co.	465,300	48,335,364
Total		128,278,368
Airlines 0.6%
American Airlines Group, Inc.	463,800	19,178,130
Commercial Services & Supplies 0.9%
Tyco International Ltd.	676,900	29,059,317
Electrical Equipment 0.9%
Rockwell Automation, Inc.	252,900	28,413,315
Machinery 4.2%
Ingersoll-Rand PLC	769,200	48,167,304
Pall Corp.	486,000	44,430,120
Snap-On, Inc.	292,800	38,690,592
Total		131,288,016
Professional Services 1.4%
Nielsen NV	1,003,000	42,617,470
Road & Rail 0.7%
Kansas City Southern	191,700	23,538,843
TOTAL INDUSTRIALS		402,373,459

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 29.8%
Communications Equipment 1.4%
Palo Alto Networks, Inc. (a)	186,600	$19,723,620
QUALCOMM, Inc.	312,880	24,564,209
Total		44,287,829
Internet Software & Services 7.0%
Facebook, Inc., Class A (a)	864,200	64,806,358
Google, Inc., Class A (a)	115,456	65,563,999
Google, Inc., Class C (a)	115,656	64,660,956
LinkedIn Corp., Class A (a)	113,000	25,872,480
Total		220,903,793
IT Services 2.2%
Visa, Inc., Class A	284,800	68,759,264
Semiconductors & Semiconductor Equipment 4.0%
Avago Technologies Ltd.	427,800	36,897,750
Broadcom Corp., Class A	852,600	35,706,888
KLA-Tencor Corp.	280,100	22,169,915
NXP Semiconductor NV (a)	446,274	30,641,173
Total		125,415,726
Software 9.0%
Electronic Arts, Inc. (a)	1,546,600	63,364,202
Microsoft Corp.	1,155,900	54,269,505
Red Hat, Inc. (a)	838,100	49,380,852
Salesforce.com, Inc. (a)	897,800	57,450,222
ServiceNow, Inc. (a)	425,900	28,931,387
VMware, Inc., Class A (a)	380,100	31,764,957
Total		285,161,125
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	1,656,762	178,930,296
EMC Corp.	534,810	15,365,091
Total		194,295,387
TOTAL INFORMATION TECHNOLOGY		938,823,124
MATERIALS 2.3%
Chemicals 2.3%
Celanese Corp., Class A	522,500	30,686,425
Monsanto Co.	349,600	40,217,984
Total		70,904,409
TOTAL MATERIALS		70,904,409

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	466,700	$23,451,675
TOTAL TELECOMMUNICATION SERVICES		23,451,675
Total Common Stocks (Cost: $2,406,335,913)		$3,134,846,716

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.092% (d)(e)	10,037,130	$10,037,130
Total Money Market Funds (Cost: $10,037,130)		$10,037,130
Total Investments
(Cost: $2,416,373,043) (f)		$3,144,883,846(g)
Other Assets & Liabilities, Net		5,450,249
Net Assets		$3,150,334,095

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $41, which represents less than 0.01% of net assets.  Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-18-2002 - 01-18-2005	10

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,697,171	148,489,272	(210,149,313)	10,037,130	10,541	10,037,130

(f)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $2,416,373,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$740,187,000
Unrealized Depreciation	(11,676,000)
Net Unrealized Appreciation	$728,511,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	495,393,622	—	—	495,393,622
Consumer Staples	270,727,563	—	—	270,727,563
Energy	197,134,146	41	—	197,134,187
Financials	193,157,172	—	—	193,157,172
Health Care	542,881,505	—	—	542,881,505
Industrials	402,373,459	—	—	402,373,459
Information Technology	938,823,124	—	—	938,823,124
Materials	70,904,409	—	—	70,904,409
Telecommunication Services	23,451,675	—	—	23,451,675
Total Equity Securities	3,134,846,675	41	—	3,134,846,716
Mutual Funds
Money Market Funds	10,037,130	—	—	10,037,130
Total Mutual Funds	10,037,130	—	—	10,037,130
Total	3,144,883,805	41	—	3,144,883,846

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%
AIRPORT 1.7%
Port of Portland Revenue Bonds Passenger Facility Charge Series 2011
07/01/27	5.500%	$6,635,000	$7,656,259
ASSISTED LIVING 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Robison Jewish Home
Series 2005
10/01/19	5.000%	1,000,000	1,014,110
10/01/24	5.125%	1,000,000	1,005,110
Total			2,019,220
HIGHER EDUCATION 5.4%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/34	5.250%	1,000,000	1,132,170
City of Portland Refunding Revenue Bonds Broadway Project LLC Series 2008A
04/01/23	6.250%	3,250,000	3,789,727
Oregon Health & Science University
Revenue Bonds
Series 2012A
07/01/18	5.000%	1,000,000	1,139,760
Series 2012E
07/01/32	5.000%	7,000,000	8,024,450
Oregon Health & Science University (a)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/21	0.000%	9,700,000	8,233,166
Oregon State Facilities Authority Revenue Bonds Linfield College Project Series 2005A
10/01/20	5.000%	1,825,000	1,891,905
Total			24,211,178
HOSPITAL 11.4%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/17	4.000%	810,000	854,080
08/01/18	4.000%	745,000	787,517
08/01/19	4.000%	855,000	910,618
08/01/20	4.000%	915,000	965,682
08/01/21	4.000%	725,000	757,734
08/01/26	5.000%	1,200,000	1,299,108

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
08/01/27	5.000%	$1,260,000	$1,360,611
08/01/31	5.000%	2,860,000	3,040,952
Deschutes County Hospital Facilities Authority Refunding Revenue Bonds Cascade Health Services, Inc. Series 2008
01/01/23	7.375%	2,000,000	2,393,080
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A
09/01/21	5.000%	3,685,000	4,215,566
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/18	5.000%	1,195,000	1,332,365
09/01/19	5.000%	1,255,000	1,406,453
09/01/22	5.000%	500,000	564,115
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/20	5.250%	5,000,000	5,960,200
Legacy Health Systems
Series 2010A
03/15/15	5.000%	1,000,000	1,016,520
03/15/16	5.000%	1,500,000	1,588,500
PeaceHealth Project
Series 2009A
11/01/17	5.000%	4,450,000	5,003,313
11/01/19	5.000%	3,695,000	4,333,792
Series 2014A
11/15/29	5.000%	1,600,000	1,857,968
Samaritan Health Services
Series 2010A
10/01/22	5.000%	3,450,000	3,892,704
Salem Hospital Facility Authority
Revenue Bonds
Salem Hospital Project
Series 2006A
08/15/27	5.000%	3,500,000	3,645,775
Series 2008A
08/15/15	5.750%	785,000	816,926
08/15/18	5.250%	2,500,000	2,844,525
Total			50,848,104
INDEPENDENT POWER 1.4%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/20	5.000%	3,235,000	3,262,498
01/01/21	5.000%	3,000,000	3,020,400
Total			6,282,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A (b)
05/01/33	5.000%	$3,750,000	$4,119,788
LOCAL GENERAL OBLIGATION 36.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Unlimited General Obligation Refunding Bonds Series 2007 (AGM)
06/15/20	5.000%	5,000,000	5,957,650
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001
07/01/31	5.400%	610,000	610,616
Central Oregon Community College District
Limited General Obligation Bonds
Series 2014
06/01/29	5.000%	500,000	590,505
Unlimited General Obligation Bonds
Series 2010
06/15/24	4.750%	2,580,000	3,004,281
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014
06/15/26	5.000%	1,100,000	1,342,000
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012
06/01/25	4.000%	1,875,000	2,075,119
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/24	4.000%	745,000	783,561
02/15/27	4.500%	500,000	528,080
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/24	5.000%	1,985,000	2,460,269
Limited General Obligation Refunding Bonds
Arena
Series 2005B
06/01/16	5.000%	3,075,000	3,157,994
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/23	5.000%	6,140,000	7,311,635
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/24	5.000%	1,885,000	2,369,841
City of Portland (a)
Limited Tax General Obligation Bonds
Series 2001B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
06/01/16	0.000%	$3,500,000	$3,473,260
06/01/18	0.000%	4,000,000	3,844,640
06/01/19	0.000%	4,000,000	3,743,120
06/01/20	0.000%	4,000,000	3,641,960
City of Redmond Limited General Obligation Bonds Series 2014A
06/01/27	5.000%	685,000	806,060
City of Salem
Limited General Obligation Bonds
Series 2009
06/01/26	5.000%	3,315,000	3,812,349
Unlimited General Obligation Bonds
Series 2009
06/01/19	5.000%	2,025,000	2,366,800
06/01/20	5.000%	880,000	1,023,273
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/24	5.000%	4,150,000	4,836,825
Clackamas & Washington Counties School District No. 3 (a)
Unlimited General Obligation Bonds
Series 2003A (NPFGC)
06/15/17	0.000%	4,000,000	3,920,080
Clackamas Community College District Unrefunded Unlimited General Obligation Bonds Series 2001 (NPFGC)
06/15/15	5.250%	110,000	110,679
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/25	5.500%	2,485,000	3,250,479
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Bonds Series 2007B (AGM)
06/15/22	5.000%	4,000,000	4,419,200
Clackamas County School District No. 46 Oregon Trail
Unlimited General Obligation Bonds
Series 2009A
06/15/25	5.000%	4,350,000	5,006,545
06/15/26	5.000%	3,000,000	3,445,590
Columbia Gorge Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
06/15/18	3.000%	810,000	867,607
06/15/19	2.500%	1,010,000	1,066,469
Columbia Multnomah & Washington Counties School District No. 1J
Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/23	5.000%	1,000,000	1,152,860
06/15/24	5.000%	1,165,000	1,343,082
06/15/25	5.000%	1,275,000	1,467,436

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Clackamas Limited General Obligation Bonds Series 2007 (NPFGC)
06/01/27	4.125%	$2,000,000	$2,109,100
County of Lane
Limited General Obligation Bonds
Series 2009A
11/01/24	5.000%	1,000,000	1,169,210
11/01/25	5.000%	1,140,000	1,328,613
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC) (a)
06/15/22	0.000%	2,335,000	1,984,633
Jackson County School District No. 549C Medford
Unlimited General Obligation Bonds
Series 2008
06/15/27	4.625%	1,500,000	1,610,625
06/15/28	4.625%	1,660,000	1,777,877
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/20	5.500%	1,000,000	1,213,070
06/15/21	5.500%	1,410,000	1,729,182
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B
06/15/28	5.000%	2,095,000	2,471,409
Josephine County School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/15/15	5.000%	1,000,000	1,053,730
12/15/16	5.000%	1,000,000	1,096,350
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/20	3.000%	1,000,000	1,077,770
06/15/21	3.000%	1,610,000	1,730,009
Lane Community College
Unlimited General Obligation Bonds
Series 2009
06/15/17	4.250%	2,195,000	2,411,515
06/15/18	4.250%	2,000,000	2,248,180
Series 2012
06/15/23	5.000%	1,000,000	1,200,570
Madras Aquatic Center District Unlimited General Obligation Bonds Series 2005
06/01/22	5.000%	1,695,000	1,721,001

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013
06/15/21	4.000%	$2,785,000	$3,165,710
Portland Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
06/15/16	5.000%	4,750,000	4,888,890
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2009A
06/15/15	4.000%	3,850,000	3,940,244
06/15/16	5.000%	2,500,000	2,683,100
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/30	5.000%	1,110,000	1,328,148
06/15/31	5.000%	2,890,000	3,441,759
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010
06/15/29	4.500%	2,360,000	2,637,583
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/19	5.000%	850,000	993,497
06/15/21	5.000%	6,575,000	7,891,578
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (a)
Limited General Obligation Bonds
Series 2000
06/15/18	0.000%	2,700,000	2,532,195
Washington & Multnomah Counties School District No 48J Beaverton
Refunding Unlimited General Obligation Bonds
Series 2012-B
06/15/23	4.000%	1,250,000	1,417,925
Unlimited General Obligation Bonds
Series 2014
06/15/33	5.000%	4,000,000	4,733,960
Washington Clackamas & Yamhill Counties School District No. 88J Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC)
06/15/23	4.500%	8,125,000	8,805,387
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012
06/15/20	4.000%	1,400,000	1,593,676

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A
06/15/24	5.000%	$1,780,000	$2,107,876
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/21	5.500%	1,000,000	1,234,160
Total			165,118,397
MULTI-FAMILY 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	4,000,000	4,054,640
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A
04/01/25	5.000%	1,565,000	1,595,627
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/18	4.000%	740,000	774,388
10/01/19	4.000%	780,000	816,847
10/01/20	4.000%	810,000	846,887
10/01/22	4.000%	875,000	908,075
Total			8,996,464
MUNICIPAL POWER 1.4%
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2011A
08/01/28	5.000%	2,200,000	2,518,758
08/01/29	5.000%	3,410,000	3,888,593
Total			6,407,351
PORTS 0.8%
Port of Morrow
Limited General Obligation Bonds
Series 2013
06/01/22	4.000%	425,000	446,802
06/01/23	4.000%	440,000	458,832
06/01/24	4.000%	460,000	477,770
06/01/25	4.000%	480,000	495,605
06/01/26	4.000%	500,000	513,415
06/01/27	4.000%	515,000	528,014
06/01/28	4.000%	250,000	255,148

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
Port of St. Helen’s Revenue Bonds Series 1999
08/01/19	5.750%	$425,000	$425,603
Total			3,601,189
RECREATION 4.0%
Oregon State Lottery
Revenue Bonds
Series 2008A
04/01/24	5.000%	3,130,000	3,524,975
Series 2009A
04/01/21	5.000%	5,000,000	5,790,800
04/01/27	5.000%	4,000,000	4,584,440
Series 2012B
04/01/18	3.000%	3,600,000	3,867,732
Total			17,767,947
REFUNDED / ESCROWED 7.1%
Clackamas County School District No. 115 Prerefunded 06/15/16 Unlimited General Obligation Bonds Series 2006A (NPFGC) (a)
06/15/25	0.000%	2,250,000	1,492,808
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC)
06/15/20	4.500%	5,000,000	5,514,550
Oregon State Lottery Prerefunded 04/01/19 Revenue Bonds Series 2009A
04/01/22	5.000%	5,000,000	5,849,050
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (c)
08/01/26	6.000%	5,000,000	6,450,950
State of Oregon Department of Administrative Services
Prerefunded 05/01/17 Certificate of Participation
Series 2007A (NPFGC)
05/01/24	5.000%	2,630,000	2,922,298
05/01/25	5.000%	2,780,000	3,088,969
05/01/26	5.000%	2,800,000	3,111,192
Virgin Islands Public Finance Authority Revenue Bonds Series 1989A Escrowed to Maturity (c)
10/01/18	7.300%	620,000	714,432

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC) (a)
06/15/25	0.000%	$4,065,000	$2,781,680
Total			31,925,929
RETIREMENT COMMUNITIES 2.1%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/34	5.125%	4,000,000	4,177,720
Terwilliger Plaza, Inc.
Series 2012
12/01/20	5.000%	1,250,000	1,376,638
12/01/22	5.000%	500,000	555,620
Revenue Bonds
Terwilliger Plaza Project
Series 2006A
12/01/26	5.250%	1,400,000	1,446,914
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/22	5.000%	625,000	721,894
10/01/23	5.000%	645,000	743,343
10/01/24	5.000%	455,000	519,505
Total			9,541,634
SINGLE FAMILY 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2008G
07/01/28	5.200%	2,070,000	2,191,985
Series 2010A
07/01/27	5.250%	470,000	497,768
Series 2011A
07/01/25	5.250%	2,370,000	2,628,306
Series 2011B
07/01/28	5.250%	1,370,000	1,481,436
Total			6,799,495
SPECIAL NON PROPERTY TAX 6.8%
Oregon State Lottery Refunding Revenue Bonds Series 2014B
04/01/27	5.000%	1,750,000	2,134,335
State of Oregon Department of Transportation
Revenue Bonds
Senior Lien
Series 2007A
11/15/16	5.000%	6,305,000	6,893,004
Series 2009A
11/15/27	4.750%	7,000,000	7,930,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	$1,100,000	$1,200,089
Tri-County Metropolitan Transportation District
Refunding Revenue Bonds
Limited Tax Pledge
Series 2005A (AGM)
09/01/17	5.000%	4,250,000	4,417,323
Revenue Bonds
Series 2009A
09/01/18	4.000%	1,000,000	1,116,250
09/01/21	4.250%	1,815,000	2,024,959
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (c)
10/01/25	5.000%	4,410,000	4,889,852
Total			30,606,462
SPECIAL PROPERTY TAX 4.5%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A
06/01/31	5.200%	3,365,000	3,530,289
City of Portland
Refunding Tax Allocation Bonds
2nd Lien-Downtown Water
Series 2011
06/15/18	5.000%	3,095,000	3,502,674
Senior Lien-Oregon Convention Center
Series 2011
06/15/20	5.000%	4,305,000	5,023,117
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/26	5.000%	1,580,000	1,766,266
06/15/27	5.000%	1,370,000	1,526,207
Lents Town Center
Series 2010B
06/15/25	5.000%	1,550,000	1,712,471
06/15/26	5.000%	1,440,000	1,583,107
Seaside Urban Renewal Agency Tax Allocation Bonds Greater Seaside Urban Renewal Series 2001
06/01/15	5.250%	220,000	220,763
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/16	5.375%	300,000	300,918
02/15/21	5.625%	1,100,000	1,102,343
Total			20,268,155

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED 0.8%

State of Oregon Department of Administrative Services Certificate of Participation Series 2009A
05/01/23	5.000%	$3,100,000	$3,559,141

STATE GENERAL OBLIGATION 0.2%

State of Oregon Unlimited General Obligation Bonds State Board of Higher Education Series 2001A (a)
08/01/17	0.000%	1,050,000	1,027,478

TRANSPORTATION 2.0%

Tri-County Metropolitan Transportation District
Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/25	5.000%	4,775,000	5,479,790
10/01/27	5.000%	3,000,000	3,396,210
Total			8,876,000

WATER & SEWER 4.7%

City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/22	4.000%	1,240,000	1,406,805
08/01/23	4.000%	1,290,000	1,462,886
City of Portland Sewer System Refunding Revenue Bonds 1st Lien Series 2008A
06/15/17	5.000%	1,500,000	1,675,080
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B
10/01/16	5.000%	5,330,000	5,797,068
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/18	3.000%	1,115,000	1,180,919
03/01/19	5.000%	3,490,000	3,994,374
03/01/22	5.000%	4,620,000	5,431,318
Total			20,948,450

Total Municipal Bonds (Cost: $399,286,930)			$430,581,539

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.1%

State of Oregon Unlimited General Obligation Bonds Veterans Welfare VRDN Series 2006 (b)
06/01/41	0.070%	$4,900,000	$4,900,000

Total Floating Rate Notes (Cost: $4,900,000)			$4,900,000

	Shares	Value

Money Market Funds 1.1%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)	4,709,039	$4,709,039

Total Money Market Funds (Cost: $4,709,039)		$4,709,039

Total Investments (Cost: $408,895,969) (e)		$440,190,578(f)
Other Assets & Liabilities, Net		8,048,250
Net Assets		$448,238,828

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $13,255,323 or 2.96% of net assets.

(d)	The rate shown is the seven-day current annualized yield at October 31, 2014.

(e)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $408,896,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,355,000
Unrealized Depreciation	(60,000)
Net Unrealized Appreciation	$31,295,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	430,581,539	—	430,581,539
Total Bonds	—	430,581,539	—	430,581,539

Short-Term Securities
Floating Rate Notes	—	4,900,000	—	4,900,000
Total Short-Term Securities	—	4,900,000	—	4,900,000
Mutual Funds
Money Market Funds	4,709,039	—	—	4,709,039
Total Mutual Funds	4,709,039	—	—	4,709,039
Total	4,709,039	435,481,539	—	440,190,578

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Tax-Exempt Fund

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
ALABAMA 0.2%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$7,500,000	$7,535,250
ALASKA 0.6%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	20,321,371
10/01/41	7.750%	4,350,000	4,821,584
Total			25,142,955
ARIZONA 1.4%
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,461,050
Series 2014A
01/01/44	5.000%	4,000,000	4,443,640
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05/15/35	5.000%	13,750,000	14,888,088
Industrial Development Authority of the County of Pima (The) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	9,280,000	11,990,502
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	9,775,000	10,735,980
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007
12/01/32	5.000%	5,400,000	6,165,396
Total			56,684,656

CALIFORNIA 14.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/26	6.125%	3,420,000	4,017,269
07/01/41	6.125%	7,015,000	8,065,145
Revenue Bonds
Sharp Healthcare

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2009
08/01/39	6.250%	$4,000,000	$4,712,840
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,665,000	1,642,822
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	13.000%	400,000	203,312
10/01/15	8.375%	1,740,000	587,737
10/01/19	8.750%	8,670,000	2,928,553
Series 2010
10/01/20	8.375%	1,415,000	562,264
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	134,198
10/01/38	6.500%	7,890,000	9,625,642
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,420,720
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,662,810
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	1,570,000	1,639,598
Series 2006K AMT
02/01/42	5.500%	1,875,000	1,913,944
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,699,338
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,425,600
California Municipal Finance Authority (a)(b)(d)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/32	7.500%	1,885,000	2,153,424
California State Public Works Board
Revenue Bonds
Series 2014A
09/01/39	5.000%	7,000,000	7,904,190
Various Capital Projects
Series 2012A
04/01/37	5.000%	4,660,000	5,268,876
Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	7,398,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools
Series 2010
07/01/30	6.000%	$3,555,000	$3,681,522
California Baptist University
Series 2014A
11/01/33	6.125%	1,560,000	1,753,284
11/01/43	6.375%	1,035,000	1,168,743
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	1,057,900
Kaiser Permanente
Series 2006B
03/01/45	5.250%	9,000,000	9,287,460
Lancer Plaza Project
Series 2013
11/01/43	5.875%	1,875,000	1,982,306
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	5,500,000	6,078,380
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC) (f)
08/01/24	0.000%	9,445,000	7,133,808
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/22	4.000%	1,500,000	1,632,735
09/01/24	5.000%	1,110,000	1,280,918
09/01/25	5.000%	790,000	905,672
09/01/26	5.000%	1,230,000	1,404,537
09/01/27	5.000%	1,280,000	1,453,338
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A (GNMA/FNMA)
05/01/23	7.600%	6,440,000	8,161,734
City of San Francisco Public Utilities Commission Water Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	8,000,000	8,368,880
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	2,500,000	2,799,450
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	4,000,000	4,556,640
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
01/15/33	6.250%	$3,845,000	$4,537,984
Series 2014A
01/15/46	5.750%	19,005,000	21,828,003
Foothill-Eastern Transportation Corridor Agency (f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	9,812,100
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (f)
08/01/22	0.000%	2,180,000	1,680,453
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,521,680
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC) (f)
08/01/23	0.000%	9,790,000	7,626,214
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (a)
04/01/16	8.000%	7,000,000	7,761,880
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	8,897,328
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	4,234,393
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	5,178,600
05/15/39	5.250%	17,000,000	19,507,670
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT (a)
05/01/44	5.000%	24,000,000	26,500,320
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	579,110
08/01/39	6.625%	1,500,000	1,745,595

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (f)
08/01/18	0.000%	$1,785,000	$1,693,358
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	2,830,225
Series 2006
10/01/36	4.500%	4,015,000	4,181,181
Various Purpose
Series 2005
03/01/32	5.000%	1,500,000	1,576,995
08/01/35	5.000%	10,000,000	10,298,000
Series 2007
12/01/32	5.000%	8,000,000	8,807,440
06/01/37	5.000%	13,145,000	14,157,034
11/01/37	5.000%	18,000,000	19,603,260
12/01/37	5.000%	10,200,000	11,132,790
Series 2008
03/01/27	5.500%	1,000,000	1,145,560
03/01/38	5.250%	8,250,000	9,175,155
Series 2009
04/01/31	5.750%	32,500,000	38,411,425
04/01/35	6.000%	15,000,000	17,966,400
04/01/38	6.000%	22,500,000	26,960,175
11/01/39	5.500%	15,520,000	17,932,429
Series 2010
03/01/30	5.250%	3,000,000	3,494,130
03/01/33	6.000%	5,000,000	6,131,750
03/01/40	5.500%	17,200,000	19,872,364
Series 2011
09/01/30	5.250%	8,750,000	10,409,875
Series 2012
04/01/35	5.250%	19,275,000	22,487,564
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	34,950,000	37,292,698
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,023
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/27	5.000%	1,275,000	1,401,008
09/01/28	5.000%	1,315,000	1,439,623
09/01/29	5.000%	1,405,000	1,532,813
09/01/30	5.000%	1,480,000	1,610,432
09/01/31	5.000%	1,555,000	1,686,164
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	6,311,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	$2,320,000	$2,760,104
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC) (f)
09/01/18	0.000%	1,160,000	1,083,243
Total			563,475,397

COLORADO 2.5%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	575,000	579,893
12/01/22	4.950%	1,570,000	1,532,163
12/01/26	5.000%	1,575,000	1,504,472
Board of Governors of Colorado State University System Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	1,250,000	1,382,038
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT (a)
10/01/32	5.250%	5,000,000	5,120,450
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/33	5.500%	2,000,000	2,223,800
06/01/38	5.500%	6,000,000	6,671,400
Colorado Educational & Cultural Facilities Authority (b)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/34	5.125%	1,525,000	1,587,418
07/01/44	5.375%	2,100,000	2,186,604
07/01/49	5.500%	925,000	962,472
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/33	5.000%	5,500,000	5,841,385
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	6,321,109
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/45	5.250%	10,000,000	11,286,300
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,246,872

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	$5,000,000	$5,585,550
E-470 Public Highway Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	5,314,611
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	17,288,142
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,506,660
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,814,493
12/15/37	5.500%	3,100,000	3,137,851
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,266,600
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/29	6.000%	5,000,000	5,925,100
Revenue Bonds
Series 2012A
11/15/42	5.000%	7,325,000	7,950,042
Total			99,235,425
CONNECTICUT 1.0%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,055,210
City of Hartford Unrefunded Unlimited General Obligation Bonds Series 2012A (AGM)
04/01/32	5.000%	245,000	271,685
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,416
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/28	5.000%	750,000	833,992
Connecticut Housing Finance Authority (a)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
Subordinated Series 2012B-2 AMT
11/15/32	4.050%	$1,000,000	$1,009,720
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/28	4.375%	1,500,000	1,632,330
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/27	5.500%	2,375,000	2,452,140
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/41	5.000%	1,625,000	1,767,740
Danbury Hospital
Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	2,010,960
Hartford Healthcare
Series 2011A
07/01/32	5.000%	500,000	544,850
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,577,918
07/01/26	5.250%	1,045,000	1,335,458
Middlesex Hospital
Series 2011N
07/01/24	5.000%	425,000	474,504
07/01/26	5.000%	900,000	997,965
Sacred Heart University
Series 2011G
07/01/31	5.375%	500,000	549,520
Stamford Hospital
Series 2012J
07/01/37	5.000%	1,000,000	1,090,920
State Supported Child Care
Series 2011
07/01/28	5.000%	1,030,000	1,164,889
07/01/29	5.000%	860,000	972,626
Western Connecticut Health
Series 2011M
07/01/41	5.375%	1,500,000	1,656,480
Western Connecticut Health Network
Series 2011
07/01/29	5.000%	1,000,000	1,099,060
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,750,000	10,381,525
Materials Innovation and Recycling Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (a)
11/15/15	5.500%	1,500,000	1,501,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CONNECTICUT (CONTINUED)
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	$1,750,000	$1,911,962
South Central Connecticut Regional Water Authority Unrefunded Revenue Bonds 20th Series 2005
08/01/30	5.000%	805,000	828,514
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,160,120
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	565,140
Total			39,857,174

DELAWARE 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/31	5.400%	5,000,000	5,656,300
Revenue Bonds
Newark Charter School
Series 2012
09/01/32	4.625%	2,000,000	2,031,600
09/01/42	5.000%	1,350,000	1,417,486
Total			9,105,386

DISTRICT OF COLUMBIA —%
District of Columbia
Revenue Bonds
KIPP Charter School
Series 2013
07/01/33	6.000%	250,000	292,895
07/01/48	6.000%	1,150,000	1,323,351
Total			1,616,246

FLORIDA 3.6%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,851,606
04/01/34	5.000%	16,250,000	16,565,575
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC) (f)
04/01/17	0.000%	375,000	295,223

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	$7,590,000	$7,599,867
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,820,000	818,964
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,315,350
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT (a)
10/01/25	5.000%	6,000,000	6,939,420
County of Escambia Revenue Bonds Environment Series 2003A AMT (a)
11/01/27	5.750%	2,750,000	2,752,695
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,182,625
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	100,000	104,103
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/22	5.500%	1,240,000	1,276,444
06/15/32	6.000%	4,000,000	4,043,520
06/15/43	6.125%	5,000,000	5,028,250
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	15,000,000	16,933,650
Florida Development Finance Corp. (b)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	420,000	419,483
Highlands County Health Facilities Authority
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006G
11/15/21	5.125%	70,000	76,721
11/15/32	5.125%	465,000	509,645
Highlands County Health Facilities Authority (g)
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
11/15/36	5.250%	$215,000	$236,188
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	5,000,000	5,320,450
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A
07/01/44	5.000%	5,000,000	5,562,650
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,592,080
Series 2011A
10/01/40	7.250%	7,000,000	8,523,060
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	12,000,000	12,063,480
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,524,692
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/31	5.000%	1,500,000	1,681,605
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/34	7.250%	685,000	776,331
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	8,246,661
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	10,383,360
State of Florida
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,324,025
06/01/27	5.000%	5,800,000	6,599,182
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	440,000	446,635

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	$2,500,000	$2,885,850
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,800,000	2,751,644
Total			146,631,034

GEORGIA 1.9%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,251,863
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC)
11/01/22	5.500%	5,475,000	6,479,005
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,853,875
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	30,000,000	32,948,400
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(f)
06/01/24	0.000%	625,000	354,250
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N
07/01/18	6.250%	280,000	311,506
Series 1992P (AMBAC)
07/01/20	6.250%	4,710,000	5,250,802
Series 2007A (AMBAC)
07/01/26	5.250%	1,000,000	1,246,910
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	165,000	166,594
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC IBC)
01/01/18	6.600%	3,550,000	3,919,164
Unrefunded Revenue Bonds
Series 1991V (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
01/01/18	6.600%	$10,705,000	$11,685,364
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	3,081,570
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,030,900
Total			74,580,203

GUAM 0.1%
Territory of Guam (c)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	4,150,000	4,597,536
Series 2011A
01/01/42	5.125%	800,000	863,048
Total			5,460,584

HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	7,187,245
Series 2010B
07/01/30	5.625%	1,220,000	1,381,613
07/01/40	5.750%	1,630,000	1,825,845
State of Hawaii Airports System Certificate of Participation Series 2013 AMT (a)
08/01/28	5.000%	1,775,000	2,022,879
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/21	5.000%	1,000,000	1,122,860
11/15/27	5.000%	1,400,000	1,539,846
11/15/32	5.125%	1,300,000	1,416,454
11/15/37	5.250%	1,945,000	2,119,078
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,236,930
11/15/44	9.000%	3,000,000	3,690,630
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	1,430,000	1,596,223
07/01/43	6.875%	2,795,000	3,142,418
Total			28,282,021

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.7%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/34	7.750%	$9,135,000	$9,638,247
10/01/44	8.000%	3,635,000	3,832,998
10/01/49	8.125%	4,365,000	4,602,980
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,172,800
12/01/33	6.250%	6,000,000	6,998,340
Total			26,245,365

ILLINOIS 12.0%
Chicago Board of Education Certificate of Participation Lease Certificates Series 1992A (NPFGC)
01/01/16	6.000%	5,000,000	5,292,200
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT (a)
01/01/41	5.000%	10,000,000	10,760,600
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2014
01/01/39	5.000%	4,000,000	4,407,480
01/01/44	5.000%	4,000,000	4,374,880
City of Chicago Wastewater Transmission (f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	6,470,894
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/34	5.000%	1,000,000	1,118,480
11/01/39	5.000%	2,000,000	2,199,880
11/01/44	5.000%	2,850,000	3,110,006
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC)
01/01/23	5.500%	9,750,000	10,866,473
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	4,210,000	4,445,381
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	21,025,000	21,101,110
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/33	5.000%	$7,450,000	$7,602,353
01/01/34	5.000%	10,510,000	10,699,285
Series 2009C
01/01/40	5.000%	15,000,000	15,038,100
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/33	5.250%	3,250,000	3,391,505
01/01/34	5.000%	5,000,000	5,110,350
01/01/35	5.000%	3,000,000	3,055,020
01/01/36	5.000%	8,860,000	8,996,178
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/20	8.250%	1,015,000	1,331,883
01/01/23	8.250%	1,420,000	1,980,119
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (f)
01/01/21	0.000%	2,675,000	2,313,260
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	14,104,640
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	6,470,190
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,324,920
Series 2009B
08/15/30	5.750%	10,000,000	11,624,600
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	9,566,940
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	9,274,320
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	21,305,394
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	45,455,166
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	1,575,000	1,756,661
Illinois Finance Authority (f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	68,000,000	62,230,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (f)
06/15/18	0.000%	$4,000,000	$3,658,320
Illinois State Toll Highway Authority (h)
Revenue Bonds
Series 2014C
01/01/36	5.000%	5,000,000	5,650,450
01/01/38	5.000%	6,650,000	7,478,657
01/01/39	5.000%	5,000,000	5,613,950
Lake County School District No. 56 Gurnee
Prerefunded Unlimited General Obligation Bonds
Series 1997 Escrowed to Maturity (NPFGC)
01/01/17	9.000%	2,745,000	2,877,693
Unrefunded Unlimited General Obligation Bonds
Series 1997 (NPFGC)
01/01/17	9.000%	2,255,000	2,419,525
Metropolitan Pier & Exposition Authority Unrefunded Revenue Bonds McCormick Place Project Series 1993 (NPFGC) (f)
06/15/16	0.000%	2,635,000	2,589,678
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	16,857,413
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	17,601,300
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/20	7.750%	5,000,000	5,975,800
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	7,282,332
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/23	6.000%	4,000,000	5,138,680
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/26	6.000%	3,000,000	3,555,780
Series 2004A
03/01/34	5.000%	3,000,000	3,011,820
Series 2006
01/01/31	5.500%	7,985,000	9,410,881
Series 2012
03/01/35	5.000%	2,725,000	2,869,997
03/01/36	5.000%	2,000,000	2,103,840
Series 2013
07/01/38	5.500%	4,125,000	4,517,205
Series 2013A
04/01/36	5.000%	8,000,000	8,466,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)

Series 2014
05/01/36	5.000%	$2,300,000	$2,448,488
02/01/39	5.000%	23,000,000	24,270,520
04/01/39	5.000%	10,000,000	10,560,800
05/01/39	5.000%	6,175,000	6,524,011
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/25	5.000%	3,100,000	3,380,302
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	220,000	228,296
Total			482,271,846

INDIANA 2.0%
County of Jasper
Refunding Revenue Bonds
Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,426,780
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,193,900
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC) (f)
01/15/19	0.000%	8,165,000	7,694,043
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC)
06/01/29	4.500%	10,000,000	10,362,100
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,484,800
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/31	5.250%	8,335,000	9,718,777
BHI Senior Living
Series 2011
11/15/31	5.500%	1,175,000	1,286,707
11/15/41	5.750%	5,655,000	6,184,251
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	7,352,410
Indiana Finance Authority (a)
Revenue Bonds
I-69 Development Partners LLC
Series 2014 AMT
09/01/40	5.250%	8,000,000	8,754,880
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/33	5.000%	6,950,000	7,121,457

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	$4,375,000	$4,476,238
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B Escrowed to Maturity (AMBAC)
07/01/16	6.250%	4,240,000	4,498,343
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(e)
11/15/31	6.500%	1,022,832	12,069
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	4,083,194
Total			81,649,949

IOWA 1.0%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011
06/15/36	5.250%	6,000,000	6,573,120
City of Marion Refunding Revenue Bonds 1st Mortgage AHF/Kentucky Iowa, Inc. Project Series 2003 (g)
01/01/29	8.000%	124,000	128,082
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/32	5.500%	1,500,000	1,524,675
09/01/37	5.500%	2,500,000	2,507,675
09/01/43	5.750%	2,630,000	2,670,318
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	15,000,000	16,143,450
Iowa Student Loan Liquidity Corp. (a)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/26	5.600%	6,245,000	6,802,429
12/01/27	5.700%	4,300,000	4,683,861
Total			41,033,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

KANSAS 0.3%

City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012
12/15/29	5.250%	$11,000,000	$11,107,910

KENTUCKY 1.4%

Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	5,800,000	6,702,480
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,471,616
12/01/38	6.000%	2,850,000	3,088,887
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	16,881,783
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	27,863,280
Total			58,008,046

LOUISIANA 2.6%

Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	575,000	607,309
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	7,397,812
Louisiana Public Facilities Authority
Unrefunded Revenue Bonds
Tulane University Project
Series 2007 (NPFGC)
02/15/26	5.000%	905,000	983,292
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	25,000,000	27,826,750
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	10,000,000	10,965,800
New Orleans Aviation Board
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOUISIANA (CONTINUED)

Consolidated Rental Car
Series 2009A
01/01/30	6.250%	$5,250,000	$6,019,755
01/01/40	6.500%	20,400,000	23,600,148
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (g)
12/01/40	4.000%	7,900,000	8,493,211
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	19,698,144
Total			105,592,221

MARYLAND 1.2%

City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,686,000	6,769,575
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	5,208,050
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	4,423,160
Revenue Bonds
Salisbury University Project
Series 2012
06/01/30	5.000%	400,000	432,724
Towson University Project
Senior Series 2012
07/01/29	5.000%	650,000	703,670
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,724,112
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	6,050,550
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,339,060
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,664,403
Maryland Health & Higher Educational Facilities Authority (h)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
Western Maryland Health System
Series 2014
07/01/34	5.250%	$6,885,000	$7,739,360
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	6,615,223	6,604,638
Total			46,659,302

MASSACHUSETTS 6.0%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,084,960
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)
09/01/35	6.500%	5,030,000	3,857,155
Boston Water & Sewer Commission
Refunding Revenue Bonds
General
Senior Series 2009A
11/01/28	5.000%	1,250,000	1,453,450
Revenue Bonds
General
Senior Series 1993A
11/01/19	5.250%	3,400,000	3,771,654
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	4,500,000	5,618,610
01/01/30	5.500%	2,500,000	3,190,000
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	2,500,000	2,730,075
Series 1992B (NPFGC)
03/01/16	6.200%	745,000	773,191
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,944,090
07/01/29	5.500%	2,000,000	2,620,360
Senior Series 2008B
07/01/27	5.250%	710,000	907,508
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	625,000	773,094
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/30	5.250%	1,000,000	1,301,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	$12,445,000	$14,275,535
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC) (f)
01/01/18	0.000%	4,700,000	4,568,212
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,145,000	1,094,196
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	5,258,400
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,656,910
Boston Medical Center
Series 2012C
07/01/29	5.000%	1,000,000	1,076,360
Boston University
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,064,020
Covenant Health System Obligation Group
Series 2012
07/01/31	5.000%	1,000,000	1,086,040
Education-Dexter School Project
Series 2007
05/01/26	4.500%	1,600,000	1,647,152
Evergreen Center, Inc.
Series 2005
01/01/35	5.500%	750,000	751,110
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,134,430
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	2,127,125	1,648,118
Series 2011A-2
11/15/46	5.500%	154,325	117,443
Partners Healthcare
Series 2012L
07/01/36	5.000%	1,000,000	1,132,260
Smith College
Series 2005
07/01/35	5.000%	3,000,000	3,076,440
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,546,020
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
11/15/56	0.000%	$767,588	$768
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/28	6.000%	630,000	671,618
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/25	5.000%	12,450,000	13,990,065
01/01/27	5.000%	3,000,000	3,335,880
Issue I
Series 2010B AMT
01/01/31	5.700%	6,315,000	6,844,955
Series 2008H (AGM) AMT
01/01/30	6.350%	6,295,000	6,650,919
Series 2011J AMT
07/01/33	5.625%	2,135,000	2,338,743
Series 2012J AMT
07/01/25	4.625%	9,485,000	10,105,603
07/01/28	4.900%	905,000	960,033
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	11,500,000	13,228,220
Revenue Bonds
Boston College
Series 2008M-2
06/01/35	5.500%	22,000,000	29,149,340
Caregroup, Inc.
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,546,221
Series 2008E-1
07/01/33	5.125%	3,000,000	3,183,240
Harvard University
Series 1991N
04/01/20	6.250%	4,675,000	5,920,747
Series 2009A
11/15/36	5.500%	1,000,000	1,168,180
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,071,660
Massachusetts Institute of Technology
Series 2004M
07/01/25	5.250%	500,000	642,635
Milford Regional Medical Center
Series 2007E
07/15/22	5.000%	1,250,000	1,306,150
07/15/32	5.000%	4,720,000	4,821,386
07/15/37	5.000%	500,000	506,015
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	11,400,000	12,927,258
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,863,465
Suffolk University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2009A
07/01/30	6.250%	$1,000,000	$1,175,760
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,136,660
Series 2009M
02/15/28	5.500%	1,000,000	1,290,110
Unrefunded Revenue Bonds
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,852,620
Massachusetts Housing Finance Agency
Revenue Bonds
Series 2009-147 (FNMA)
06/01/28	4.800%	5,000	5,066
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Housing
Series 2011A AMT
12/01/36	5.250%	1,680,000	1,755,432
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	915,000	916,345
Series 2010C AMT
12/01/30	5.000%	1,000,000	1,044,980
Single Family
Series 2006-122 AMT
12/01/31	4.850%	4,985,000	5,010,174
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Nursing Home Series 1997A (FHA)
08/01/37	6.500%	585,000	586,462
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT (a)
07/01/32	5.000%	2,000,000	2,123,380
Massachusetts State College Building Authority
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,322,860
Massachusetts State College Building Authority (f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	7,319,103
05/01/23	0.000%	3,000,000	2,521,860
Massachusetts Water Resources Authority
Prerefunded 08/01/17 Revenue Bonds
General
Series 2005A (NPFGC)
08/01/24	5.250%	155,000	174,687
Refunding Revenue Bonds
General
Series 2011C
08/01/28	5.000%	500,000	582,525

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MASSACHUSETTS (CONTINUED)

Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	$ 4,075,000	$ 4,616,893
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	205,000	210,527
Series 1993C (TCRS)
12/01/15	5.250%	565,000	579,888
Series 2005A (NPFGC)
08/01/24	5.250%	2,845,000	3,181,763
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,482,580
Total			241,280,879

MICHIGAN 1.4%

Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/22	5.500%	2,000,000	2,054,760
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	11,925,000	12,802,441
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/34	5.000%	395,000	394,972
Series 2005A (NPFGC)
07/01/27	5.000%	1,290,000	1,302,668
Series 2011A
07/01/41	5.250%	2,000,000	2,124,480
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	496,921
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	396,837
11/01/22	5.000%	750,000	738,840
11/01/32	4.750%	1,170,000	1,024,382
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	1,070,000	1,160,394
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)

07/01/44	5.000%	$ 2,000,000	$ 2,101,160
Michigan Finance Authority (a)
Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-2 AMT
07/01/44	5.000%	1,500,000	1,542,210
Michigan Higher Education Facilities Authority Prerefunded 12/01/17 Limited Obligation Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	282,703
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	2,505,000	3,239,641
Michigan Sugar Co.-Carollton Project
Series 1998B
11/01/25	6.450%	3,500,000	3,283,945
Michigan Strategic Fund (a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton Project
Series 1998C AMT
11/01/25	6.550%	4,250,000	4,019,437
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,263,811
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/39	5.000%	9,425,000	10,376,265
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,168,997
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Wayne County Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	3,750,000	3,905,662
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	1,000,000	1,173,730
Total			55,854,256

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MINNESOTA 3.9%

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	$ 7,500,000	$ 8,862,900
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	18,989,368
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	25,429,426
07/01/30	5.750%	3,200,000	3,575,200
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,815,083
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,357,000
03/01/40	6.500%	2,800,000	3,062,696
Southern Minnesota Municipal Power Agency (f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/22	0.000%	27,500,000	23,276,825
01/01/23	0.000%	26,500,000	21,529,130
01/01/25	0.000%	17,500,000	13,111,525
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,766,580
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,651,375
11/15/30	6.000%	10,000,000	10,433,400
11/15/35	6.000%	11,500,000	11,978,975
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,071,910
Total			155,911,393

MISSISSIPPI 0.4%

County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	3,119,906

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSISSIPPI (CONTINUED)

Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	$ 5,300,000	$ 6,136,446
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	7,123,458
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	450,000	450,293
Total			16,830,103

MISSOURI 1.8%

City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	2,110,000	2,238,963
11/01/39	6.875%	1,500,000	1,597,920
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	705,000	715,251
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/42	5.500%	2,000,000	2,178,200
Series 2011
02/01/31	5.750%	1,730,000	1,928,206
02/01/41	6.000%	2,600,000	2,884,856
Series 2014
02/01/35	5.000%	7,350,000	7,924,990
02/01/44	5.000%	12,725,000	13,538,000
Industrial Development Authority of the City of St. Louis (The)
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	2,849,890
Industrial Development Authority of the City of St. Louis (The) (f)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,843,560
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	13,834,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)

Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	$ 6,385,000	$ 7,721,764
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979
01/01/21	7.375%	913,609	915,144
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/33	5.500%	2,750,000	3,041,335
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	7,000,000	7,264,460
University of Missouri Unrefunded Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	740,000	774,255
Total			71,251,714

NEBRASKA 0.9%

Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/40	5.625%	875,000	971,749
Madonna Rehabilitation Hospital
Series 2014
05/15/28	5.000%	2,025,000	2,255,607
05/15/29	5.000%	2,125,000	2,357,921
05/15/30	5.000%	2,000,000	2,214,120
05/15/36	5.000%	1,000,000	1,096,090
05/15/44	5.000%	6,400,000	6,919,104
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,835,380
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,494,484
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	485,000	492,096
Series 1992B Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEBRASKA (CONTINUED)

02/01/17	6.200%	$ 975,000	$ 1,043,289
Total			37,679,840

NEVADA 1.4%

Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,500,000	2,706,775
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (b)
06/15/28	6.750%	2,000,000	2,172,900
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	13,746,480
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	21,121,125
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	5,036,500
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18
09/01/35	5.300%	7,670,000	6,366,944
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,376,285
State of Nevada Department of Business & Industry Revenue Bonds Republic Services, Inc. Project Series 2003 AMT (a)(g)
12/01/26	5.625%	2,000,000	2,223,800
Total			57,750,809

NEW JERSEY 3.1%

Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	76,200
Subordinated Revenue Bonds
Heldrich Center Hotel

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

Subordinated Series 2005B
01/01/37	6.250%	$ 4,000,000	$ 203,200
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	29,659,557
Series 2005N-1 (NPFGC)
09/01/27	5.500%	5,000,000	6,182,500
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,013,650
Revenue Bonds
Lions Gate Project
Series 2014
01/01/34	5.000%	1,000,000	1,027,320
01/01/44	5.250%	2,000,000	2,063,720
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	4,350,000	4,812,144
06/01/42	5.875%	14,500,000	16,015,685
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	7,068,390
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/23	5.125%	5,000,000	5,361,550
09/15/29	5.250%	2,500,000	2,649,900
New Jersey Educational Facilities Authority Revenue Bonds William Paterson University Series 2008C
07/01/24	5.000%	1,000,000	1,125,700
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007
09/01/22	5.000%	35,000	37,982
Series 2007A
09/01/22	5.000%	5,000	5,426
09/01/22	5.000%	10,000	10,852
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	4,425,680
Virtua Health
Series 2009
07/01/33	5.750%	750,000	851,753
New Jersey State Turnpike Authority
Prerefunded Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	3,830,000	3,898,442
Refunding Revenue Bonds
Series 2005A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)

01/01/30	5.250%	$ 2,000,000	$ 2,500,500
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	3,133,800
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/20	5.750%	4,150,000	4,838,983
Series 2006A
12/15/23	5.500%	3,000,000	3,571,950
Series 2011B
06/15/31	5.500%	7,250,000	8,387,525
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT (a)
12/01/31	5.250%	15,000,000	16,534,800
Total			125,457,209

NEW MEXICO 0.4%

New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	10,033,048
Series 2009
08/01/39	5.000%	6,500,000	7,131,605
Total			17,164,653

NEW YORK 5.9%

Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	4,215,451
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	7,289,815
Housing Development Corp. Revenue Bonds Series 2005F-1
11/01/25	4.650%	5,000,000	5,095,150
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,196,589
Metropolitan Transportation Authority
Revenue Bonds
Series 2007B
11/15/24	5.000%	6,820,000	7,604,095
Transportation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Series 2007A (AGM)
11/15/33	5.000%	$12,000,000	$13,192,800
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,098,040
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	2,053,800
New York City Industrial Development Agency (a)(g)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	5,500,000	5,784,955
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4
01/15/25	5.125%	2,000,000	2,284,120
New York City Water & Sewer System Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,231,920
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	10,430,100
New York Mortgage Agency Revenue Bonds Series 2007-140 AMT (a)
10/01/21	4.600%	1,455,000	1,490,735
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/29	5.500%	2,030,000	2,666,324
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/18	5.750%	4,515,000	4,950,472
07/01/20	6.000%	13,350,000	15,897,847
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,311,819
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,490,500
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	16,674,150
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,303,593
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	449,547

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/37	5.500%	$6,250,000	$6,947,687
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,411,753
State University Educational Facilities
Series 1993A (NPFGC/IBC)
05/15/17	5.875%	28,240,000	30,931,837
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (g)
04/01/20	12.302%	13,000,000	13,034,840
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A
06/15/28	5.000%	1,000,000	1,121,770
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,073,210
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	8,155,350
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	4,800,000	4,784,976
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,540,300
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	7,260,000	7,260,145
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity
01/01/21	6.125%	11,000,000	13,398,330
Ulster County Capital Resource Corp. (b)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014B
09/15/44	7.000%	2,765,000	2,774,456
Ulster County Capital Resource Corp. (b)(g)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/44	0.000%	545,000	376,895
Ulster County Industrial Development Agency

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Revenue Bonds
Series 2007A
09/15/37	6.000%	$2,000,000	$1,794,220
09/15/42	6.000%	7,000,000	6,184,990
Total			236,502,581

NORTH CAROLINA 1.1%
City of Charlotte Water & Sewer System Revenue Bonds Series 2008
07/01/26	5.000%	8,450,000	9,645,421
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	398,626
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)(d)
02/01/38	5.650%	3,126,528	3,186,151
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,940,000	2,502,076
Prerefunded Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,080,180
Revenue Bonds
Series 2009A
01/01/26	5.500%	300,000	347,367
Series 2009B
01/01/26	5.000%	7,000,000	7,964,600
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,558,635
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	5,231,850
Revenue Bonds
1st Mortgage-Deerfield Episcopal
Series 2008A
11/01/33	6.000%	4,060,000	4,483,661
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,594,650
Health Care Housing-Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,417,346
North Carolina Medical Care Commission (f)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Series 1997 Escrowed to Maturity (AMBAC)
11/01/14	0.000%	1,380,000	1,379,991

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	$305,000	$358,021
Total			46,148,575

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,399,754
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,579,126
Total			12,978,880

OHIO 1.4%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	1,165,000	1,205,996
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012
02/15/37	5.000%	13,220,000	14,610,744
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC)
07/01/20	5.850%	1,225,000	1,484,136
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/36	5.250%	2,380,000	2,579,206
08/01/41	5.250%	6,900,000	7,447,722
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	554,375
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC)
01/01/21	5.500%	3,995,000	4,624,452

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Hamilton Sewer System Revenue Bonds Improvement- Greater Cincinnati Metropolitan Area Series 2007A
12/01/25	5.000%	$3,425,000	$3,877,511
Kings Local School District Prerefunded Unlimited General Obligation Bonds National Public Finance (NPFGC/FGIC) Series 1995 Escrowed to Maturity
12/01/16	7.500%	1,285,000	1,385,821
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009
12/01/24	5.500%	3,000,000	3,486,480
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	50,000	50,152
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC)
02/15/26	5.500%	3,000,000	3,846,300
Toledo-Lucas County Port Authority
Revenue Bonds
University of Toledo Project
Series 2014
07/01/46	5.000%	5,000,000	5,193,900
Toledo-Lucas County Port Authority (d)
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,295,493
Toledo-Lucas County Port Authority (g)
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,966,256
Total			56,608,544

OREGON 0.5%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	656,729
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014
05/01/40	5.000%	1,500,000	1,652,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	$3,500,000	$3,524,745
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	3,225,000	3,374,576
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
06/15/30	5.500%	1,435,000	1,918,179
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	4,500,000	5,254,785
Oregon State Facilities Authority Revenue Bonds Willamette University Projects Series 2007A
10/01/27	5.000%	1,500,000	1,578,960
Polk, Marion & Benton School District No. 13J Central Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,382,355
Total			19,342,819

PENNSYLVANIA 2.3%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	520,846
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds Series 2012A
05/01/42	5.000%	5,500,000	5,868,060
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	8,246,070
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,292,466

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	$1,000,000	$1,429,880
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	4,400,920
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	16,477,021
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,876,297
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,239,500
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2008
07/01/28	5.750%	3,000,000	3,178,260
Series 2010
07/01/43	6.000%	4,750,000	5,179,353
Pennsylvania Turnpike Commission Revenue Bonds Subordinated Series 2014A-1
12/01/43	5.000%	16,940,000	18,525,076
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	5,475,000	6,023,923
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,902,600
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	545,535
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	5,183,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Washington County Industrial Development Authority (d)
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003
01/01/29	8.500%	$1,873,000	$1,935,408
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (f)
08/15/22	0.000%	2,000,000	1,639,300
Total			93,464,098

PUERTO RICO 1.1%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (c)
07/01/35	8.000%	2,000,000	1,749,920
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,009,870
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,548,825
Puerto Rico Highways & Transportation Authority (c)
Refunding Revenue Bonds
Series 1996Z Escrowed to Maturity (AGM)
07/01/18	6.000%	5,360,000	6,063,285
Series 2003AA (NPFGC)
07/01/20	5.500%	180,000	186,183
Series 2003AA Escrowed to Maturity (NPFGC)
07/01/20	5.500%	320,000	392,506
Revenue Bonds
Series 2005K
07/01/20	5.000%	5,000,000	3,100,050
Puerto Rico Public Buildings Authority (c)
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	1,581,380
Series 2007M
07/01/31	6.250%	27,000,000	19,764,810
Puerto Rico Public Finance Corp. (c)
Prerefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	561,753
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,186,769
Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,310,757
Total			42,456,108

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND —%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	$375,000	$388,087

SOUTH CAROLINA 0.8%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,610,000	1,611,207
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/21	6.250%	1,250,000	1,564,763
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,280,000	13,497,535
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
The Woodlands at Furman Project
Series 2012
11/15/42	6.000%	5,133,239	4,615,860
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/23	5.750%	1,275,000	1,321,193
11/01/33	7.000%	910,000	987,669
11/01/45	7.250%	3,935,000	4,291,629
South Carolina Jobs-Economic Development Authority (f)
Refunding Revenue Bonds
The Woodlands at Furman Project
Subordinated Series 2012
11/15/47	0.000%	1,283,310	75,741
South Carolina State Public Service Authority
Prerefunded 01/01/16 Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,742,818
Revenue Bonds
Santee Cooper
Series 2008A
01/01/28	5.375%	250,000	286,475
Total			30,994,890

SOUTH DAKOTA 0.4%
Heartland Consumers Power District Unrefunded Revenue Bonds Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,119,078

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH DAKOTA (CONTINUED)
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
09/01/17	6.700%	$4,610,000	$5,091,422
Total			14,210,500

TENNESSEE —%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Refunding Revenue Bonds 1st Mortgage-Health Care-AHF Project Series 2003 (d)
01/01/29	8.500%	380,000	392,662

TEXAS 8.5%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	1,370,000	1,536,606
07/01/45	6.200%	7,200,000	8,258,688
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	13,450,000	15,516,592
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	2,700,000	2,930,445
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	10,002,476
Central Texas Regional Mobility Authority (f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	1,331,760
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,997,360
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,940,495
City of Houston Airport System (a)
Refunding Revenue Bonds
Special Facilities-Continental Airlines
Series 2011A AMT
07/15/30	6.500%	5,555,000	6,274,761

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Subordinated Lien
Series 2012A AMT
07/01/31	5.000%	$5,000,000	$5,535,700
United Airlines, Inc.
Series 2014 AMT
07/01/29	5.000%	4,000,000	4,222,560
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (f)
09/01/17	0.000%	2,000,000	1,914,020
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/41	5.750%	2,000,000	2,250,420
Series 2012
08/15/32	5.000%	2,165,000	2,352,316
08/15/42	5.000%	2,350,000	2,512,291
Series 2013
08/15/33	6.000%	990,000	1,178,278
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,523,400
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/35	5.000%	10,000,000	11,123,900
Dallas/Fort Worth International Airport (a)
Refunding Revenue Bonds
Series 2014A AMT
11/01/32	5.000%	3,400,000	3,799,194
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,531,120
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	11,010,384
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	1,970,000	2,258,152
Harris County-Houston Sports Authority (f)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,900,314
11/15/15	0.000%	3,975,000	3,871,332
11/15/16	0.000%	4,040,000	3,816,548

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	$4,045,000	$4,919,489
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	7,500,000	8,470,875
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,220,336
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,829,050
New Hope Cultural Education Facilities Corp. Revenue Bonds Collegiate Housing College Station Series 2014
04/01/46	5.000%	7,250,000	7,778,670
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	5,000,000	5,300,400
Series 2011
01/01/38	5.000%	5,500,000	5,934,775
Series 2012B
01/01/42	5.000%	12,845,000	13,946,073
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	12,606,889
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/34	7.500%	2,000,000	2,255,920
11/15/44	7.750%	2,800,000	3,176,740
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	3,167,559
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	35,000,000	38,717,350
Tarrant County Cultural Education Facilities Finance Corp.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Air Force Villages, Inc. Obligation Group
Series 2007
05/15/27	5.125%	$2,000,000	$2,032,220
05/15/37	5.125%	2,000,000	2,017,220
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,486,120
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	11,475,600
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	2,000,000	2,614,560
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/29	5.000%	8,300,000	9,154,734
12/15/32	5.000%	7,500,000	8,139,975
Texas State Turnpike Authority (f)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/18	0.000%	10,000,000	9,476,400
08/15/19	0.000%	10,330,000	9,514,446
Texas Transportation Commission Refunding Revenue Bonds 1st Tier Series 2012A
08/15/41	5.000%	16,075,000	17,330,457
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	1,016,120
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	549,685
Total			341,720,775

UTAH 0.1%
City of Provo Energy System Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	225,000	234,290
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	530,000	531,654

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
Utah Transit Authority Revenue Bonds Series 2008A
06/15/25	5.000%	$2,000,000	$2,267,880
Total			3,033,824

VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012-A (c)
10/01/32	5.000%	4,000,000	4,423,280

VIRGINIA 0.8%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	7,505,000	7,862,238
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993
08/15/23	5.000%	10,000,000	11,797,400
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/30	5.000%	1,000,000	1,105,250
06/15/31	5.000%	800,000	881,480
06/15/33	5.000%	500,000	547,115
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,484,404
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC)
07/15/22	5.250%	5,380,000	6,097,638
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	1,500,000	1,754,070
Total			32,529,595

WASHINGTON 3.4%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/27	5.000%	1,540,000	1,635,157
09/01/32	5.250%	1,000,000	1,044,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	$1,235,000	$1,270,309
Series 2007
12/01/28	5.750%	1,500,000	1,643,295
12/01/32	5.750%	2,000,000	2,136,420
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	20,991,860
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	26,034,122
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	11,016,403
Washington Health Care Facilities Authority
Revenue Bonds
Kadlec Regional Medical Center
Series 2012
12/01/42	5.000%	8,220,000	9,616,085
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,376,380
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	4,685,000	5,080,320
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/32	6.500%	9,900,000	10,606,662
10/01/47	6.750%	1,000,000	1,071,390
Presbyterian Retirement
Series 2013
01/01/23	5.000%	1,445,000	1,524,143
01/01/28	5.000%	2,015,000	2,065,093
01/01/33	5.000%	2,570,000	2,595,571
01/01/43	5.250%	7,550,000	7,631,842
Skyline at First Hill Project
Series 2012
01/01/19	7.000%	4,315,000	4,684,537
Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	2,512,675
01/01/38	5.625%	19,450,000	18,729,961
Total			135,266,515

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A (g)
12/01/38	5.375%	$3,850,000	$4,240,121
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,672,205
West Virginia University Revenue Bonds University of West Virginia System Projects Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	6,138,100
Total			14,050,426

WISCONSIN 3.9%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	7,348,020
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,460,500
Public Finance Authority (a)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012 AMT
07/01/28	5.250%	4,000,000	4,302,480
07/01/42	5.000%	2,000,000	2,052,360
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	17,700,000	20,899,806
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	16,924,262
08/15/25	5.125%	15,500,000	16,488,125
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	6,100,000	6,773,745
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	6,750,000	7,286,895
08/15/34	5.250%	8,000,000	8,623,680
Medical College of Wisconsin
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
12/01/35	5.250%	$14,400,000	$15,361,920
ProHealth Care, Inc.
Series 2012
08/15/28	5.000%	1,570,000	1,761,509
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	25,150,000	29,387,775
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,593,280
04/01/38	5.750%	4,000,000	4,368,160
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,180,220
09/15/39	7.625%	1,000,000	1,191,640
Total			156,004,377

WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,864,827

Total Municipal Bonds (Cost: $3,537,945,479)			$3,938,736,799

Municipal Bonds Held in Trust 0.5%
MASSACHUSETTS 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(g)(i)
11/15/36	17.370%	16,000,000	18,690,880

Total Municipal Bonds Held in Trust (Cost: $17,445,509)			$18,690,880

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.2%
COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority (g)(j)
Revenue Bonds
National Jewish Federation
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.070%	2,750,000	2,750,000
VRDN Series 2007 (U.S. Bank)
06/01/37	0.070%	1,200,000	1,200,000
Total			3,950,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
MARYLAND 0.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds University of Maryland Medical System VRDN Series 2007A (Wells Fargo Bank) (g)(j)
07/01/34	0.050%	$17,380,000	$17,380,000

MINNESOTA 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (g)(j)
08/15/34	0.100%	10,150,000	10,150,000

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds Huggins Hospital VRDN Series 2007 (TD Banknorth) (g)(j)
10/01/42	0.070%	1,375,000	1,375,000
New Hampshire Health & Education Facilities Authority Act Revenue Bonds Dartmouth College VRDN Series 2002 (JPMorgan Chase Bank) (g)(j)
06/01/32	0.050%	18,000,000	18,000,000
Total			19,375,000

Total Floating Rate Notes (Cost: $50,855,000)			$50,855,000

Municipal Short Term 0.1%
LOUISIANA 0.1%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013 AMT (a)
08/01/15	8.040%	3,300,000	3,339,600

Total Municipal Short Term (Cost: $3,300,000)			$3,339,600

		Shares	Value

Money Market Funds —%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (k)		468,591	468,591
JPMorgan Municipal Money Market Fund, 0.010% (k)		190,330	190,330

Total Money Market Funds (Cost: $658,921)			$658,921

Total Investments
(Cost: $3,610,204,909) (l)	$4,012,281,200(m)
Other Assets & Liabilities, Net	10,318,401
Net Assets	$4,022,599,601

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $67,658,249 or 1.68% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $72,172,765 or 1.79% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $36,886,827, which represents 0.92% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
09/01/35 6.5000%	09-20-2002 - 04-07-2008	4,955,078
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	3-7-2000	7,571,165
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	5-14-2010	365,949
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/15 8.375%	10-04-2004 - 05-14-2010	1,691,224
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-2004 - 05-14-2010	8,381,812
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	5-14-2010	1,415,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-2011	1,885,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	7-23-2008	1,820,000
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-2006	3,126,528

Security Description	Acquisition Dates	Cost ($)
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/31 6.500%	10-17-1995 - 10-31-2012	780,786
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
Refunding Revenue Bonds
1st Mortgage-Health Care-AHF Project
Series 2003
01/01/29 8.500%	12-30-2003	359,073
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co. - Carollton Project
Series 1998C AMT
11/01/25 6.550%	11-24-1998	4,250,000
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/37 6.250%	3-18-2005	3,865,993
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	9-25-2007	1,461,135
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-2-2007	450,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	8-27-1993	6,647,337
Toledo-Lucas County Port Authority
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36 5.4000%	8-15-2007	2,605,000
Washington County Industrial Development Authority
Refunding Revenue Bonds
1st Mortgage-AHF/Central Project
Series 2003
01/01/29 8.5000%	12-30-2003	1,769,854

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $4,573,335, which represents 0.11% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2014.
(l)

At October 31, 2014, the cost of securities for federal income tax purposes was approximately $3,610,205,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$437,102,000
Unrealized Depreciation	(35,026,000)
Net Unrealized Appreciation	$402,076,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MGIC	Mortgage Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	3,938,736,799	—	3,938,736,799
Municipal Bonds Held in Trust	—	18,690,880	—	18,690,880
Total Bonds	—	3,957,427,679	—	3,957,427,679
Short-Term Securities
Floating Rate Notes	—	50,855,000	—	50,855,000
Municipal Short Term	—	3,339,600	—	3,339,600
Total Short-Term Securities	—	54,194,600	—	54,194,600
Mutual Funds
Money Market Funds	658,921	—	—	658,921
Total Mutual Funds	658,921	—	—	658,921
Total	658,921	4,011,622,279	—	4,012,281,200

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014